EQUITY INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Equity Investments	Equity investments consist of the following:

	December 31
(in US$ thousands)	2014	2015
Investments accounted for under the equity method	$5,781	$4,524

Summary of Financial Information of East Gate

Summarized U.S. GAAP financial information of East Gate as of December 31, 2014 and 2015, and for the years ended December 31, 2013, 2014 and 2015 is presented below (in US$ thousands):

	2014	2015
Investments and other related assets	$25,567	$21,833
Other assets	4,365	3,212

Total assets	$29,932	$25,045

Total liabilities	$533	$478

Total net assets of the fund	$29,399	$24,567

	2013	2014	2015
Investment and related income	$10,735	$8,351	$5,419
Impairment loss	—	(480)	—
Other costs and expenses	(7,755)	(10,642)	(8,219)

Net income (loss)	$2,980	$(2,771)	$(2,800)